Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 501,968		$ 410,491
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	410,491
Dividends paid	0		280,649
Purchase (sale) of noncontrolling interests	131,156		3,789
Cash contributions from noncontrolling interests	17,380		59,066
Changes in fair value of noncontrolling interests	(32,230)		(86,233)
Net Income	393,694	249,115
Other comprehensive income (loss), net of tax	101,905	120,569
Noncontrolling interests subject to put provisions ending balance	501,968		410,491
Put provisions exercisable	144,226
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	279,709
Dividends paid	(11,390)		(43,104)
Purchase (sale) of noncontrolling interests	54,611		37,786
Cash contributions from noncontrolling interests	2,633		7,222
Changes in fair value of noncontrolling interests	32,230		86,233
Net Income	13,184		42,857
Other comprehensive income (loss), net of tax	209		(212)
Noncontrolling interests subject to put provisions ending balance			$ 279,709